Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	19.00%	19.25%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	14.50%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 20.5
Great Britain [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	19.00%	19.25%
UNITED KINGDOM | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 71.3
UNITED STATES
Operating Loss Carryforwards [Line Items]
2031	1.1
2037	1.2
2038	3.5
2039	$ 6.9